Sep. 29, 2026
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Investment objective
Liquidity and safety of principal
with current income as a secondary objective.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
ETF Class
Management fee	0.08%1
Distribution and/or Service (12b-1) fees	0.00%
Other expenses	0.20%2
Total annual fund operating expenses	0.28%
Expense reimbursement/waiver	(0.19%)1
Total annual fund operating expenses after expense reimbursement/waiver	0.09%
1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses with respect to ETF Class shares remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
ETF Class	$9	$71	$138	$337

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2026, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio securities.

Principal investment strategies
Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an estimated interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”
The Fund ordinarily enters into repurchase agreements and reverse repurchase agreements. Under the repurchase agreements entered into by the Fund, the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed date, the security from the Fund at the original purchase price plus an agreed upon amount representing interest. Under reverse repurchase agreements, the Fund sells a security backed by the full faith and credit of the U.S. government to a buyer and simultaneously commits to repurchase, on an agreed date, the security from the buyer at the original purchase price plus an agreed upon amount representing interest.
In selecting securities for the Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions. The factors GMO considers and investment methods GMO uses can change over time.
In addition to Direct U.S. Treasury Obligations, the Fund may invest to a lesser extent in money market funds unaffiliated with GMO and in other fixed income securities that are backed (explicitly or implicitly) by the full faith and credit of the U.S. government or the governments of other developed countries, including but not limited to U.S. and non-U.S. agency securities and securities issued by the Federal Home Loan Bank and the World Bank.
The Fund is not a money market fund and is not subject to the maturity, quality, diversification, disclosure, reporting, and other requirements applicable to money market funds under Rule 2a-7 under the Investment Company Act of 1940.
The Fund’s ETF Class operates as an actively managed exchange-traded fund (“ETF”).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and a broad-based securities market index intended solely to represent, in satisfaction of regulatory requirements, the overall domestic fixed income market. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class VI shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class VI shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class VI shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class VI Shares Years Ending December 31

Highest Quarter: 1.49% 2Q 2023 Lowest Quarter: -0.31% 1Q 2022 Year-to-Date: 1.60% As of 6/30/2026
Average Annual Total Returns Periods Ending December 31, 2025
	1 Year	5 Years	10 Years	Incept.
Class VI				3/17/2009
Return Before Taxes	4.44%	3.17%	2.26%	1.39%
Return After Taxes on Distributions	2.69%	1.82%	1.33%	0.82%
Return After Taxes on Distributions and Sale of Fund Shares	2.61%	1.84%	1.33%	0.82%
FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees, expenses, or taxes)	4.40%	3.31%	2.23%	1.35%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%	2.98%